ORGANIZATION AND NATURE OF BUSINESS (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 21, 2022	Feb. 26, 2021	Jan. 26, 2021	May 14, 2019
Net loss attributable to Singlepoint Inc. stockholders	$ (1,270,860)	$ (1,344,924)	$ (2,420,596)	$ (1,604,848)	$ (3,452,489)	$ (1,497,773)	$ (4,797,453)	$ (6,353,921)	$ (8,852,677)	$ (5,373,015)
Working Capital Deficit	(19,039,757)						(19,039,757)		14,605,687
Cash	438,221						438,221		$ 564,242	$ 191,485
Income (Loss) Attributable to Parent, before Tax							(4,797,453)
Accumulated deficit	$ (100,236,691)						$ (100,236,691)
Boston Solar [Member]
Membership interest, percentage	80.10%						80.10%		80.10%		80.10%
Box Pure Air, LLC [Member]
Membership interest, percentage	100.00%						100.00%		100.00%			51.00%
Discount Indoor Garden Supply, Inc. [Member]
Membership interest, percentage	90.00%						90.00%		90.00%
ShieldSaver, LLC [Member]
Membership interest, percentage	51.00%						51.00%		51.00%
Direct Solar America [Member]
Equity ownership, percentage	51.00%						51.00%		51.00%					51.00%
Undesignated Preferred Stock [Member]
Membership interest, percentage													100.00%